Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Net operating losses expiration amount			$ 55,558,000
Effective Income Tax Rate Reconciliation, Percent	0.32%	0.04%	(0.40%)	1.60%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		$ 0
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards			$ 193,801,000	$ 190,070,000
State [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards			145,968,000	133,419,000
Local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards			53,002,000	$ 51,503,000
U.S Federal Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards			$ 138,243,000